CONTINGENT LIABILITIES AND COMMITMENTS - Summary of Contingent Liabilities and Commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [line items]
Guarantees and formal standby facilities, credit lines and other commitments	£ 35,671	£ 31,439
Contingent liability for guarantees
Disclosure of contingent liabilities [line items]
Guarantees given to third parties	493	452
Loan commitments
Disclosure of contingent liabilities [line items]
Formal standby facilities, credit lines and other commitments	£ 35,178	£ 30,987